36. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments And Risk Management
Transactions involving derivatives, assets	R$ 81,408	R$ 80,790
Current portion, assets	50,769	53,875
Non-current portion, assets	30,639	26,915
Transactions involving derivatives, liabilities	(11,618)	(32,463)
Current portion, liabilities	(2,373)	(14,044)
Non-current portion, liabilities	(9,245)	(18,419)
Transactions involving derivatives, net	69,790	48,327
Current portion, net	48,396	39,831
Non-current portion, net	R$ 21,394	R$ 8,496